BALANCE SHEET - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 14,807	$ 72,550
Prepaid expenses	75,898
Deferred offering costs associated with IPO		201,556
Total current assets	90,705	274,106
Cash held in Trust account	276,013,345
Total assets	276,104,050	274,106
Current liabilities:
Accounts payable and accrued expenses	3,572,844	180,000
Due to related party	159,107
Convertible note	450,000
Sponsor loans		75,000
Total current liabilities	4,181,951	255,000
Warrant liabilities	8,101,600
Deferred underwriters' discount	9,660,000
Total liabilities	21,943,551	255,000
Commitments
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value	276,013,345
Shareholders' (deficit) equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,310
Retained earnings	(21,853,536)	(5,894)
Total shareholders' (deficit) equity	(21,852,846)	19,106
Total liabilities and shareholders' (deficit) equity	276,104,050	274,106
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value	276,013,345
Class B Common Stock
Shareholders' (deficit) equity:
Common stock	$ 690	$ 690